Investments - Investment Classification (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Total	$ 223,176	$ 120,244
Non-current Assets
Total	12,388
Location, Statement of Financial Position, Balance [Axis]: us-gaap:LongTermInvestments
Non-current Assets
Equity Investment in Alaska LNG project	12,388
Location, Statement of Financial Position, Balance [Axis]: us-gaap:ShortTermInvestment
Current Assets
Marketable securities	$ 223,176	$ 120,244